Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt
Schedule of annual principal and interest payments due

Year	Principal	Interest	Total
2025	1,372,873	43,646	1,416,519
Total	$1,372,873	$43,646	$1,416,519